STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (4,512,568)	$ (12,711,060)	$ (12,825,917)	$ (13,088,717)
Adjustment to reconcile net loss to net cash used in operating activities
Share-based compensation	30,509	298,444	275,418	560,060
Depreciation	53,585	77,238	144,045	151,873
Accretion of discount on convertible notes payable	423,283	994,944	2,511,296	0
Change in fair value of warrant liability	0	187,857	(2,100,123)	75,000
Change in fair value of derivative liability	352,998	560,233	(837,146)	(92,110)
Loss on extinguishment of debt	0	1,014,368	15,490	467,073
Cancellation of trade liability	(207,967)	0
Issuance of shares for financing fee	0	250,000	250,000	250,000
Impairment loss on operating right-of-use asset	0	3,513,999	3,513,999	0
Loss on disposal of equipment	1,216	79,495	79,495	0
Amortization of right-of-use lease asset	0	167,073	167,073	634,611
Change in fair value of convertible note payable			0	1,186,800
Accretion of the operating lease liability			388,501	0
Changes in operating assets and liabilities
Prepaid expenses and other current assets	895,591	1,262,146	569,403	(698,741)
Other noncurrent asset	(1,936)	0	(7,700)	0
Accounts payable	(128,820)	1,517,293	2,234,921	816,037
Accrued expenses and other current liabilities	837,409	647,879	1,600,486	1,771,097
Operating lease liability	164,281	26,734	(177,111)	(87,838)
Other noncurrent liabilities	(230,650)	(560,150)	(560,150)	569,230
Net cash used in operating activities	(2,323,069)	(2,673,507)	(4,758,020)	(7,485,625)
Cash flows from investing activities
Purchase of property and equipment			0	(142,249)
Sale of property and equipment	66,500	0
Net cash used in investing activities	66,500	0	0	(142,249)
Cash flows from financing activities
Proceeds from issuance of common shares			105,317	5,177,163
Proceeds from exercise of warrants	0	400,000	1,029,920	0
Repayment of Insurance Financing Note			(921,576)	0
Proceeds from Insurance Financing Note			631,993	0
Repayment of Insurance Financing Note	(631,993)	(691,182)
Repayment of Promissory Note			(300,000)	0
Proceeds from completion of business combination			0	3,910,375
Settlement of forward purchase agreement			0	(3,802,623)
Proceeds from net shareholder contributions			0	1,250,298
Net cash provided by financing activities	2,116,667	2,028,049	4,281,285	8,135,213
Net decrease in cash	(139,902)	(645,458)	(476,735)	507,339
Effect of exchange rate changes on cash	(5,973)	25,236	23,793	(55,225)
Cash and restricted cash, beginning of year	441,649	894,591	894,591	442,477
Cash and restricted cash, end of year	295,774	274,369	441,649	894,591
Components of cash, cash equivalents and restricted cash
Cash	235,774	214,369	381,649	654,892
Restricted cash	60,000	60,000	60,000	239,699
Total cash, cash equivalents and restricted cash	295,774	274,369	441,649	894,591
Supplemental disclosures of non-cash financing activities:
Cash paid for interest	56,683	0	0	0
Cash paid for taxes	0	0	0	8,844
Non-cash investing and financing activities:
Exchange of April 2023 Convertible Note for December 2023 Convertible Note	250,600	0
Capital Contribution from Extinguishment of Ignyte Sponsor Promissory Note	0	211,643	211,643	0
Exchange of related party loans for convertible notes, related party	0	1,130,775	1,130,775	0
Fair value of warrants issued with convertible notes, related party	0	786,967
Fair value of warrants issued with convertible notes	0	1,615,194
Fair value of derivative issued with convertible notes	0	849,146
Fair value of warrants exercised and reclassified to additional paid in capital	0	244,261	761,568	0
Fair value of warrants reclassified to additional paid in capital			65,469	0
Purchase of property and equipment included in accounts payable			0	33,060
Warrant liability assumed in Business Combination			0	450,000
Related party loan assumed in Business Combination			0	211,953
Convertible notes payable and derivative liability assumed in Business Combination			0	1,512,500
Related party loan entered into for settlement of accrued expenses			0	400,000
Shares issued for settlement of related party loan and accrued interest			0	502,740
Financing received for annual insurance policy			0	921,576
Shares issued for settlement of convertible notes payable and accrued interest			0	1,263,099
Operating lease liabilities arising from obtaining right of use assets			0	4,189,492
Director Loans [Member]
Cash flows from financing activities
Proceeds from related party loan			0	500,000
Founder Loans [Member]
Cash flows from financing activities
Proceeds from related party loan	0	250,000
Proceeds from (repayment of) related party loans			250,000	(150,000)
Secured Founder Loans [Member]
Cash flows from financing activities
Proceeds from related party loan	750,000	0
April Two Thousand Twenty Three Convertible Notes [Member]
Cash flows from financing activities
Proceeds from Convertible Debt	0	2,069,231	2,069,231	0
December Two Thousand Twenty Three Convertible Notes [Member]
Cash flows from financing activities
Proceeds from Convertible Debt	674,160	0	1,416,400	0
Two Thousand Twenty Two Pre-Business Combination [Member]
Cash flows from financing activities
Proceeds from Convertible Debt			$ 0	$ 1,250,000
May Two Thousand Twenty Four Convertible Notes [Member]
Cash flows from financing activities
Proceeds from Convertible Debt	$ 1,324,500	$ 0